Geographic areas and major customers (Sales to Single Customers Exceeding 10% of Sales) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Revenue, Major Customer [Line Items]
Sales	[1]	$ 105,240		$ 133,753		$ 125,690
Customer A [Member]
Revenue, Major Customer [Line Items]
Sales		17,107		18,855		16,915
Customer B [Member]
Revenue, Major Customer [Line Items]
Sales		11,030		14,506			[2]
Customer C [Member]
Revenue, Major Customer [Line Items]
Sales			[2]	14,220			[2]
Customer D [Member]
Revenue, Major Customer [Line Items]
Sales			[2]		[2]	$ 25,888

[1]	Including sales to related parties in the amount of US$ 1,275 thousand, US$ 1,063 thousand and US$ 0 in 2017, 2018 and 2019, respectively.
[2]	Less than 10% of sales.